Retirement Plans (Schedule Of Asset Allocations And Weighted-Average Target Allocations) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Minimum [Member] | U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	60.00%
Minimum [Member] | U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	25.00%
Minimum [Member] | U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	3.00%
Minimum [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	50.00%
Minimum [Member] | Non-U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	25.00%
Minimum [Member] | Non-U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	10.00%
Maximum [Member] | U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	70.00%
Maximum [Member] | U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	35.00%
Maximum [Member] | U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	10.00%
Maximum [Member] | Non-U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	60.00%
Maximum [Member] | Non-U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities, Target	35.00%
Maximum [Member] | Non-U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other, Target	20.00%
U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	62.00%	65.00%
Non-U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	50.00%	51.00%
U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	30.00%	29.00%
Non-U.S. Plans [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt securities	32.00%	31.00%
U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other	8.00%	6.00%
Non-U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Other	18.00%	18.00%
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%	100.00%
Total, Target	100.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%	100.00%
Total, Target	100.00%